Earnings per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net Components of Basic and Diluted Earnings per Share
Net income from continuing operations attributable to EZCORP, Inc.									$ 148,241	$ 123,717	$ 98,643
Loss from discontinued operations attributable to EZCORP, Inc.									(4,533)	(1,558)	(1,349)
Net income attributable to EZCORP, Inc.	$ 38,572	$ 28,523	$ 37,261	$ 39,352	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 143,708	$ 122,159	$ 97,294
Weighted average outstanding shares of common stock									50,877	49,917	49,033
Dilutive effect of stock options and restricted stock									256	452	543
Weighted average common stock and common stock equivalents									51,133	50,369	49,576
Basic earnings (loss) per share attributable to EZCORP, Inc.:
Continuing operations (in dollars per share)	$ 0.78	$ 0.58	$ 0.75	$ 0.80	$ 0.73	$ 0.54	$ 0.65	$ 0.56	$ 2.91	$ 2.48	$ 2.01
Discontinued operations (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.09)	$ (0.03)	$ (0.03)
Basic earnings per share	$ 0.75	$ 0.56	$ 0.73	$ 0.78	$ 0.73	$ 0.53	$ 0.64	$ 0.55	$ 2.82	$ 2.45	$ 1.98
Diluted earnings (loss) per share attributable to EZCORP, Inc.:
Continuing operations (in dollars per share)	$ 0.78	$ 0.58	$ 0.75	$ 0.79	$ 0.72	$ 0.54	$ 0.64	$ 0.56	$ 2.90	$ 2.46	$ 1.99
Discontinued operations (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.09)	$ (0.03)	$ (0.03)
Diluted earnings per share	$ 0.75	$ 0.56	$ 0.73	$ 0.77	$ 0.72	$ 0.53	$ 0.63	$ 0.55	$ 2.81	$ 2.43	$ 1.96
Potential common shares excluded from the calculation of diluted earnings per share									0	2	15